Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
ASSETS
Cash	$ 181,389	$ 741,538	$ 3,626,983
Restricted Cash			750,000
Accounts Receivable, Net	62,378	73,537
Inventory	263,606	280,138	118,005
Prepaid Expense	151,622	140,759	13,978
Prepaid project costs	345,796	217,747
Deferred Offering Costs	1,546,250	1,482,422
Total Current Assets	2,553,291	2,936,141	4,636,448
Goodwill	3,608,949	3,608,949	4,523,040
Intangible Assets, Net	1,344,467	1,377,401	1,509,136
Property and Equipment, Net	313,576	351,940	115,182
Patents, Net	8,390	8,390	8,390
Right of Use Asset - Operating Lease	264,368	277,381	332,997
Other Assets	13,860	13,860	3,920
Total Assets	8,106,901	8,574,062	11,129,113
LIABILITIES
Accrued Liabilities - Related Party	861,808	604,606	59,534
Deferred Revenue	650,000	650,000	500,000
Revolving Line of Credit			58,596
Accrued Liabilities	912,883	939,523	522,182
Current Maturities of Capital Lease Obligations	64,208	62,979	52,362
Current Maturities of Operating Lease Obligations	48,754	50,055	58,625
Total Current Liabilities	2,591,509	2,539,675	1,423,446
Capital Lease Obligations, Net of Current Portion	62,435	78,955	74,826
Operating Lease Obligation, Net of Current Portion	215,614	227,326	274,372
Unsecured 6% Note Payable - Related Party	767,288	767,288	767,288
Unsecured 4% Note Payable - Related Party	1,221,958	1,221,958	1,221,958
2021 Series Convertible Notes Payable - Related Party	480,000	480,000	800,000
Senior Convertible Note Payable			3,000,000
2022 Series Convertible Notes Payable	200,000	200,000
2023 Series Convertible Notes Payable - Stock Settled, net	332,445
2023 Series Convertible Notes Payable Derivative/Warrant Liability	73,162
Long Term Accrued Interest Payable	6,472	3,205	17,781
Long Term Accrued Interest Payable - Related Party	249,788	219,815	94,916
Total Long-Term Liabilities	3,609,162	3,198,547	6,251,141
Total Liabilities	6,200,671	5,738,222	7,674,587
STOCKHOLDERS’ EQUITY
Preferred Stock, 5,000,000 Shares Authorized, par value $0.001; Series A Convertible Preferred Stock, 250,000 Shares Authorized, 0 and 0 Outstanding, respectively			136
Common stock, 500,000,000 Shares Authorized, par value $0.001, 115,160,180 and 115,160,180 Outstanding, respectively	115,440	115,440	96,590
Additional Paid in Capital	25,784,331	25,523,816	19,301,167
Less Treasury Stock	(84,000)	(84,000)	(84,000)
Accumulated Deficit	(23,909,541)	(22,719,416)	(15,859,367)
Total Stockholders’ Equity	1,906,230	2,835,840	3,454,526
Total Liabilities and Stockholders’ Equity	8,106,901	8,574,062	11,129,113
Related Party [Member]
ASSETS
Accounts Receivable, Net		73,537	127,482
Accounts Receivable - Related Party	2,250
LIABILITIES
Accrued Liabilities - Related Party	$ 53,856	$ 232,512	$ 172,147